Real estate property development completed, under development and held for sale (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Real Estate Properties [Line Items]
Real estate property development completed	$ 21,260,288	$ 3,158,358	$ 6,775,141
Under development	1,419,463,247	1,257,104,615
Profit recognized	288,139,603	279,176,906
Less: progress billings (see Note 13)	(775,084,144)	(813,462,059)
Total real estate property under development	932,518,706	722,819,462	761,871,391
Real estate property held for sale	5,524,041	11,191,200
Total real estate property development completed, under development and held for sale	959,303,035	737,169,020
Aggregate net book value of land use right pledged as collateral for bank loans	194,508,955
Real estate pledged as collateral for bank loans		39,694,448
Use Rights [Member]
Real Estate Properties [Line Items]
Land use rights	815,651,828	602,353,601
Zhengzhou Xinyuan Splendid 1 A [Member]
Real Estate Properties [Line Items]
Real estate property development completed	104,389	101,257
Zhengzhou Financial Square [Member]
Real Estate Properties [Line Items]
Real estate property development completed	437,926	12,377
Zhengzhou Yipin Xiangshan Phase I [Member]
Real Estate Properties [Line Items]
Real estate property development completed	123,095	51,143
Suzhou Lake Splendid [Member]
Real Estate Properties [Line Items]
Real estate property development completed	0	166,155
Suzhou Colorful Garden [Member]
Real Estate Properties [Line Items]
Real estate property development completed	0	421,380
Hefei Wangjiang Garden [Member]
Real Estate Properties [Line Items]
Real estate property development completed	287,165	278,548
Jinan International City Garden [Member]
Real Estate Properties [Line Items]
Real estate property development completed	555,797	972,064
Chengdu Xinyuan Splendid I [Member]
Real Estate Properties [Line Items]
Real estate property development completed	507,026	1,155,434
Xuzhou Colorful Garden [Member]
Real Estate Properties [Line Items]
Real estate property development completed	606,597	0
Under development	0	21,238,889
Zhengzhou Modern City [Member]
Real Estate Properties [Line Items]
Under development	0	57,408,025
Zhengzhou Century East A [Member]
Real Estate Properties [Line Items]
Under development	58,191,063	53,604,699
Zhengzhou Century East B [Member]
Real Estate Properties [Line Items]
Under development	32,746,317	98,948,705
Zhengzhou Royal Palace [Member]
Real Estate Properties [Line Items]
Under development	36,513,783	98,557,509
Jinan Xinyuan Splendid [Member]
Real Estate Properties [Line Items]
Under development	246,411,869	297,909,913
Kunshan International City Garden [Member]
Real Estate Properties [Line Items]
Real estate property development completed	18,638,293	0
Under development	0	123,002,290
Chengdu Xinyuan Splendid II [Member]
Real Estate Properties [Line Items]
Under development	0	41,573,242
Zhengzhou Yipin Xiangshan II [Member]
Real Estate Properties [Line Items]
Under development	2,771,029	56,189,379
Xuzhou Colorful City [Member]
Real Estate Properties [Line Items]
Under development	52,265,536	39,943,324
Zhengzhou Xin City [Member]
Real Estate Properties [Line Items]
Under development	142,442,382	97,601,917
Suzhou Xin City [Member]
Real Estate Properties [Line Items]
Under development	84,443,063	44,942,686
Beijing Xindo Park [Member]
Real Estate Properties [Line Items]
Under development	198,205,122	170,596,964
Kunshan Royal Palace [Member]
Real Estate Properties [Line Items]
Under development	230,141,756	0
Suzhou Lake Royal Palace [Member]
Real Estate Properties [Line Items]
Under development	170,300,658	0
Xingyang Splendid [Member]
Real Estate Properties [Line Items]
Under development	44,212,884	0
Zhengzhou Xindo Park (Residential) [Member]
Real Estate Properties [Line Items]
Under development	26,882,515	0
Zhengzhou Xindo Park (Commercial) [Member]
Real Estate Properties [Line Items]
Under development	28,263,162	0
New York Oosten [Member]
Real Estate Properties [Line Items]
Under development	65,672,108	55,587,073
Northern Nevada Land Portfolio [Member]
Real Estate Properties [Line Items]
Real estate property held for sale	588,000	1,191,200
Lennox Project [Member]
Real Estate Properties [Line Items]
Real estate property held for sale	$ 4,936,041	$ 10,000,000